Investment Strategy - Federated Hermes Inflation Protected Securities Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in investment-grade, inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The Fund may use derivative contracts to implement elements of its investment strategy, in particular credit default swap agreements, options and futures contracts related to conventional bonds. In addition, the Fund may invest in high-yield, foreign and non-U.S. dollar inflation-indexed fixed-income securities when the Adviser considers the risk-return prospects of those sectors to be attractive. High-yield securities are also known as “junk bonds.” There is no limitation on the maturity or remaining maturity of the fixed-income securities purchased by the Fund. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Adviser actively manages the Fund’s portfolio seeking to outperform the Fund’s representative performance index, the Bloomberg US TIPS Index. The Fund operates within a duration range of 0% to 120% of its representative performance index. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the types of inflation-indexed bonds that the Adviser expects to offer the best balance between real total return and risk and thus offer the greatest potential for return. The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities. The Fund is intended to represent inflation-indexed bonds as an asset class in a broader fixed-income portfolio, although the Adviser may invest up to 20% of the Fund’s total assets in conventional bonds, including investment-grade corporate debt securities, when the Adviser considers the risk-return prospects of those bonds to be attractive. The Fund invests primarily in investment-grade securities, but may invest up to 15% of its total assets in noninvestment-grade debt securities (also known as “junk bonds”). The maximum that the Fund may invest in unhedged, non-U.S. dollar securities is 15% of the Fund’s total assets. The maximum amount that may be invested in noninvestment-grade debt securities and unhedged, non-U.S. dollar securities is 25% of the Fund’s total assets. There is no limitation on the maturity or remaining maturity of the securities in which the Fund may invest. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in inflation protected investments. For purposes of the Fund’s 80% policy, the Adviser considers “inflation protected investments” to include inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPs”), corporations and other issuers. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy.